Shareholder Report, Average Annual Return (Details) DFBU_DFA Commodity Strategy Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Commodity Strategy Portfolio – Institutional
Average Annual Return, Percent	14.34%	11.06%	4.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	0.52%	2.37%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Average Annual Return, Percent	14.15%	11.86%	4.31%